                               PPM America Funds

                               Semiannual Report

                                 June 30, 2000

                                PPM AMERICA FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                (in thousands, except net asset value per share)

                                  JUNE 30, 2000


                                                        PPM AMERICA             PPM AMERICA              PPM AMERICA
                                                           VALUE                 SMALL CAP                HIGH YIELD
                                                        EQUITY FUND          VALUE EQUITY FUND            BOND FUND
                                                   ----------------------  -----------------------  -----------------------

Assets
Investments in securities, at cost ................       $25,314                    $25,529                    $26,205
                                                   ======================  =======================  =======================

Investments in securities, at value ...............       $20,671                    $20,478                    $24,422
Receivables:
Dividends and interest ............................            38                         18                        569
Reimbursement from adviser ........................             4                          4                          3
   Investment securities sold .....................             -                        156                        681
Prepaid expenses ..................................             2                          3                          3
                                                   ----------------------  -----------------------  -----------------------
Total assets ......................................        20,715                     20,659                     25,678
                                                   ----------------------  -----------------------  -----------------------

Liabilities
Payables:
Advisory fees .....................................            15                         16                         13
   Investment securities purchased ................             -                        155                        574
Other liabilities .................................            16                         16                         16
                                                   ----------------------  -----------------------  -----------------------
Total liabilities .................................            31                        187                        603
                                                   ----------------------  -----------------------  -----------------------
Net assets ........................................       $20,684                    $20,472                    $25,075
                                                   ======================  =======================  =======================

Net assets consist of:
Paid-in capital ...................................       $25,834                    $25,366                    $26,307
Undistributed net investment income ...............           217                        189                      1,242
Accumulated net realized loss on investments ......          (724)                       (32)                      (691)
Net unrealized depreciation on investments ........        (4,643)                    (5,051)                    (1,783)
                                                   ----------------------  -----------------------  -----------------------
Net assets ........................................       $20,684                    $20,472                    $25,075
                                                   ======================  =======================  =======================

Total shares outstanding (no par value),
unlimited shares authorized .......................         4,738                      5,019                      5,271
                                                   ======================  =======================  =======================

Net asset value per share .........................         $4.37                      $4.08                      $4.76
                                                   ======================  =======================  =======================


                     See notes to the financial statements.

                                PPM AMERICA FUNDS

                      STATEMENTS OF OPERATIONS (UNAUDITED)
                                 (in thousands)

                     FOR THE SIX MONTHS ENDED JUNE 30, 2000


                                                      PPM AMERICA             PPM AMERICA              PPM AMERICA
                                                         VALUE                 SMALL CAP                HIGH YIELD
                                                      EQUITY FUND          VALUE EQUITY FUND            BOND FUND
                                                 ----------------------- -----------------------  -----------------------

Investment income
Dividends ...............................              $294                       $299                   $   -
Interest ................................                30                          3                    1355
                                                 ----------------------- -----------------------  -----------------------
Total investment income .................               324                        302                    1355
                                                 ----------------------- -----------------------  -----------------------

Expenses
Advisory fees ...........................                85                         92                      81
Custodian fees ..........................                 5                          2                       2
Portfolio accounting fees ...............                18                         18                      18
Professional fees .......................                10                         10                      10
Registration fees .......................                 2                          2                       2
Transfer agent fees .....................                11                         12                      10
Other ...................................                 5                          4                       4
                                                 ----------------------- -----------------------  -----------------------
Total operating expenses ................               136                        140                     127
Less reimbursement from adviser .........               (29)                       (27)                    (21)
                                                 ----------------------- -----------------------  -----------------------
Net expenses ............................               107                        113                     106
                                                 ----------------------- -----------------------  -----------------------
Net investment income ...................               217                        189                   1,249
                                                 ----------------------- -----------------------  -----------------------

Realized and unrealized losses:
Net realized loss on investments ........              (722)                      (167)                   (483)
Net change in unrealized depreciation on
   investments ..........................            (1,676)                    (1,675)                 (1,139)
                                                 ----------------------- -----------------------  -----------------------
Net realized and unrealized losses ......            (2,398)                    (1,842)                 (1,622)
                                                 ----------------------- -----------------------  -----------------------

Net decrease in net assets
resulting from operations ...............           $(2,181)                   $(1,653)                 $(373)
                                                 ======================= =======================  =======================

                     See notes to the financial statements.

                                PPM AMERICA FUNDS

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
                                 (in thousands)



                                                      PPM AMERICA                    PPM AMERICA
                                                         VALUE                        SMALL CAP
                                                      EQUITY FUND                 VALUE EQUITY FUND

                                             ------------------------------  -----------------------------
                                              SIX MONTHS                      SIX MONTHS
                                                ENDED         YEAR ENDED         ENDED        YEAR ENDED
                                               JUNE 30,       DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                                 2000            1999             2000           1999
                                             -------------  ---------------  -------------  --------------
OPERATIONS:
  Net investment income ...................  $      217     $        240     $       189   $        199
  Net realized gain (loss) on investments .        (722)             616            (167)           358
  Net change in unrealized depreciation on
         investments ......................      (1,676)          (3,025)         (1,675)        (3,753)
                                             -------------  ---------------  -------------  --------------
  NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS .....................      (2,181)          (2,169)         (1,653)        (3,196)
                                             -------------  ---------------  -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ..............           -             (240)              -           (199)
  From net realized gains on investments ..           -             (618)              -           (223)
                                             -------------  ---------------  -------------  --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....           -             (858)              -           (422)
                                             -------------  ---------------  -------------  --------------

SHARE TRANSACTIONS:
  Proceeds from the sale of shares ........           -           20,000               -         15,000
   Reinvestment of distributions ..........           -              729               -            357
  Cost of shares redeemed .................           -                -               -              -
                                             -------------  ---------------  -------------  --------------
  NET INCREASE IN NET ASSETS FROM
      SHARE TRANSACTIONS ..................           -           20,729               -         15,357
                                             -------------  ---------------  -------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS .....      (2,181)          17,702          (1,653)        11,739

NET ASSETS BEGINNING OF PERIOD ............      22,865            5,163          22,125         10,386
                                             -------------  ---------------  -------------  --------------

NET ASSETS END OF PERIOD ..................  $   20,684     $     22,865     $    20,472    $    22,125
                                             =============  ===============  =============  ==============

UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ..........................  $      217     $          -     $       189    $         -
                                             =============  ===============  =============  ==============


                                                       PPM AMERICA
                                                       HIGH YIELD
                                                        BOND FUND
                                              ------------------------------
                                                             PERIOD FROM
                                                SIX MONTHS      JUNE 7,
                                                  ENDED       1999* TO
                                                 JUNE 30,     DECEMBER 31,
                                                   2000          1999
                                              ------------- ---------------
OPERATIONS:
  Net investment income ..................    $   1,249   $     1,300
  Net realized gain (loss) on investments          (483)         (208)
  Net change in unrealized depreciation on
         investments .....................       (1,139)         (644)
                                              ------------- ---------------
  NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS ....................         (373)          448
                                              ------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income .............            -        (1,307)
  From net realized gains on investments .            -             -
                                              ------------- ---------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....            -        (1,307)
                                              ------------- ---------------

SHARE TRANSACTIONS:
  Proceeds from the sale of shares .......            -        25,000
   Reinvestment of distributions .........            -         1,307
  Cost of shares redeemed ................            -             -
                                              ------------- ---------------
  NET INCREASE IN NET ASSETS FROM
      SHARE TRANSACTIONS .................            -        26,307
                                              ------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS ....         (373)       25,448

NET ASSETS BEGINNING OF PERIOD ...........       25,448             -
                                              ------------- ---------------

NET ASSETS END OF PERIOD .................    $  25,075     $  25,448
                                              ============= ===============

UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) .........................    $   1,242     $      (7)
                                              ============= ===============


--------------------------------------------------------------------------------
*      Commencement of operations.

                     See notes to the financial statements.

                                PPM AMERICA FUNDS

                        FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                          PPM AMERICA                                    PPM AMERICA
                                                       VALUE EQUITY FUND                         SMALL CAP VALUE EQUITY FUND

                                         ---------------------------------------------- --------------------------------------------
                                                                         PERIOD FROM                                    PERIOD FROM
                                           SIX MONTHS                    DECEMBER 23,     SIX MONTHS                    DECEMBER 23,
                                             ENDED        YEAR ENDED       1998* TO         ENDED        YEAR ENDED       1998* TO
                                            JUNE 30,       DECEMBER      DECEMBER 31,      JUNE 30,       DECEMBER      DECEMBER 31,
                                              2000         31, 1999          1999            2000         31, 1999          1999
                                         --------------- -------------- --------------- --------------- -------------- -------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD          $   4.83     $     5.06       $    5.00       $    4.41      $    5.19      $    5.00
INCOME FROM OPERATIONS: ..............
   Net investment income .............            0.05           0.05            0.01            0.04           0.04           0.01
    Net realized and unrealized loss
     on investments ..................           (0.51)         (0.10)           0.06           (0.37)         (0.73)          0.19
                                         --------------- -------------- --------------- --------------- -------------- -------------
   Total income (loss) from operations           (0.46)         (0.05)           0.07           (0.33)         (0.69)          0.20
                                         --------------- -------------- --------------- --------------- -------------- -------------

LESS DISTRIBUTIONS:
   From net investment income ........               -          (0.05)          (0.01)              -          (0.04)         (0.01)
   From net realized gains on
    investment transactions ..........               -          (0.13)              -               -          (0.05)             -
                                         --------------- -------------- --------------- --------------- -------------- -------------
   Total distributions ...............               -          (0.18)          (0.01)              -          (0.09)         (0.01)
                                         --------------- -------------- --------------- --------------- -------------- -------------
   Net increase (decrease) ...........           (0.46)         (0.23)           0.06           (0.33)         (0.78)          0.19
                                         --------------- -------------- --------------- --------------- -------------- -------------

NET ASSET VALUE, END OF PERIOD .......        $   4.37      $    4.83      $     5.06       $    4.08       $   4.41       $   5.19
                                         =============== ============== =============== =============== ============== =============

TOTAL RETURN (A)                               (9.52)%        (0.82)%           1.24%         (7.48)%       (13.36)%          3.86%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in .....
   thousands) ........................     $    20,684      $  22,865      $    5,163       $  20,472       $ 22,125       $ 10,386
   Ratio of net operating expenses to
      average net assets (b) .........           1.00%          1.00%           1.00%           1.10%          1.10%          1.10%
   Ratio of net investment income to
    average net assets (b) ...........           2.03%          1.60%           4.76%           1.85%          1.18%          3.81%
   Portfolio turnover ................          25.45%         45.51%               -          25.81%         52.51%              -

RATIO INFORMATION ASSUMING NO EXPENSE
   REIMBURSEMENT
   Ratio of expenses to average net
    assets (b) .......................           1.27%          1.49%           5.42%           1.36%          1.51%          3.26%
   Ratio of net investment income to
    average net assets (b) ...........           1.76%          1.11%           0.34%           1.59%          0.77%          1.65%


--------------------------------------------------------------------------------
*        Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for the periods less than one year.
(b)      Annualized for the periods less than one year.

                     See notes to the financial statements.

                                PPM AMERICA FUNDS

                                                   PPM AMERICA
                                               HIGH YIELD BOND FUND
                                          -------------------------------
                                                           PERIOD FROM
                                            SIX MONTHS       JUNE 7,
                                              ENDED          1999* TO
                                             JUNE 30,      DECEMBER 31,
                                               2000            1999
                                          --------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS: ...............    $      4.83    $      5.00
   Net investment income ..............           0.24           0.26
    Net realized and unrealized loss
     on investments ...................          (0.31)         (0.17)
                                          --------------- ---------------
   Total income (loss) from operations           (0.07)          0.09
                                          --------------- ---------------

LESS DISTRIBUTIONS:
   From net investment income .........              -          (0.26)
   From net realized gains on
    investment transactions ...........              -              -
                                          --------------- ---------------
   Total distributions ................              -          (0.26)
                                          --------------- ---------------
   Net decrease .......................          (0.07)         (0.17)
                                          --------------- ---------------

NET ASSET VALUE, END OF PERIOD ........   $       4.76    $      4.83
                                          =============== ===============

TOTAL RETURN (A) ......................        (1.45)%          1.83%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands) ........................   $     25,075    $    25,448
   Ratio of net operating expenses to
      average net assets (b) ..........          0.85%          0.85%
   Ratio of net investment income to
    average net assets (b) ............         10.00%          9.14%
   Portfolio turnover .................         37.34%         31.54%

RATIO INFORMATION ASSUMING NO EXPENSE
   REIMBURSEMENT
   Ratio of expenses to average net
    assets (b) ........................          1.02%          1.16%
   Ratio of net investment income to
    average net assets (b) ............          9.83%          8.83%


--------------------------------------------------------------------------------
*        Commencement of operations.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for the periods less than one year.
(d)      Annualized for the periods less than one year.



                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                PPM AMERICA FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1. ORGANIZATION


     PPM America Funds (the "Trust") is an open-end management investment company comprised of PPM America Value Equity Fund, PPM America Small Cap Value Equity Fund and PPM America High Yield Bond Fund (collectively the "Funds"). The Trust is organized under the laws of Massachusetts. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     SECURITY VALUATION -- Equity securities listed on a U.S. securities exchange or NASDAQ National Market for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Unlisted securities and listed securities not traded on the valuation date or for which market quotations are not readily available, are determined in good faith at a fair value using methods approved by the Board of Trustees. Bonds are valued on the basis of prices furnished by pricing services which takes into account institutional size trading in similar groups of securities. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     UNREGISTERED SECURITIES -- A Fund may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including prices of related registered securities, recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

     REPURCHASE AGREEMENTS -- A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     DISTRIBUTIONS TO SHAREHOLDERS -- The Funds normally declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

     FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. A Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
                                PPM AMERICA FUNDS
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

      Each Fund has an investment advisory agreement with PPM America, Inc. ("PPM America"). Each Fund pays an advisory fee, calculated daily and paid monthly, based on average daily net assets, at the annual rate of 0.80% for the PPM America Value Equity Fund, 0.90% for the PPM America Small Cap Value Equity Fund and 0.65% for the PPM America High Yield Bond Fund.

      Jackson National Financial Services, LLC ("JNFS"), an affiliate, provides fund accounting and administrative services to the Funds. For its services, JNFS is paid $27,000 per Fund per year plus 0.04% of the average daily net assets of each Fund.

      PPM America has voluntarily agreed to reimburse each of the Funds for total annual operating expenses (excluding advisory fees) which exceed 0.20% of the Fund's average daily net assets. These voluntary reimbursements may be modified or discontinued at any time.

      Trustees and officers of the Trust who are affiliated persons receive no compensation from the Trust. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received $4,000 in compensation from the Trust for the period ended June 30, 2000.

      The Trust's distributor is National Planning Corporation, an affiliate.

      Prudential  plc  and  Jackson  National  Life  Insurance   Company,   both
affiliates of PPM America, own substantially all of the outstanding shares of the Trust.

NOTE 4.  SECURITY  TRANSACTIONS

     During the period ended June 30, 2000, the cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were as follows (in thousands):

                                              COST OF      PROCEEDS FROM SALES
                                             PURCHASES        AND MATURITIES

PPM America Value Equity Fund ............  $      5,587      $      5,437
PPM America Small Cap Value Equity Fund ..         5,425             5,315
PPM America High Yield Bond Fund .........        10,002             8,791


     The federal income tax cost basis and gross unrealized appreciation and depreciation on investments as of June 30, 2000, were as follows (in thousands):


                                                      TAX             GROSS            GROSS          UNREALIZED
                                                      COST         UNREALIZED        UNREALIZED      APPRECIATION
                                                     BASIS        APPRECIATION      DEPRECIATION    (DEPRECIATION)

PPM America Value Equity Fund ................  $      25,362   $           700     $     (5,390)    $      (4,690)
PPM America Small Cap Value Equity Fund ......         25,724             1,048           (6,294)           (5,246)
PPM America High Yield Bond Fund .............         26,206               161           (1,945)           (1,784)

     At December 31, 1999, the PPM America High Yield Bond Fund had accumulated net realized capital loss carryovers for federal income tax purposes of $197,391 (expiring in 2007), which may be used to offset future capital gains.

--------------------------------------------------------------------------------
                                PPM AMERICA FUNDS
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

NOTE 5.  FUND TRANSACTIONS

     Transactions of fund shares (in thousands) for the period ended June 30, 2000, were as follows:

                                                      SHARES       DISTRIBUTIONS      SHARES          NET
                                                    PURCHASED       REINVESTED       REDEEMED      INCREASE

PPM America Value Equity Fund ................              -               -                -             -
PPM America Small Cap Value Equity Fund ......              -               -                -             -
PPM America High Yield Bond Fund .............              -               -                -             -

     Transactions of fund shares (in thousands) for the period ended December 31, 1999, were as follows:

                                                      SHARES       DISTRIBUTIONS      SHARES          NET
                                                    PURCHASED       REINVESTED       REDEEMED      INCREASE

PPM America Value Equity Fund ................           3,565              152              -         3,717
PPM America Small Cap Value Equity Fund ......           2,935               82              -         3,017
PPM America High Yield Bond Fund .............           5,000              271              -         5,271

                          PPM AMERICA VALUE EQUITY FUND

                       SCHEDULE OF INVESTMENTS (UNAUDITED)

                                     SHARES OR    MARKET
                                     PRINCIPAL     VALUE
                                      AMOUNT      (000'S)
-----------------------------------------------------------

COMMON STOCKS - 99.7%

AEROSPACE & DEFENSE - 3.4%
   Lockheed Martin Corp.                16,200    $    402
   United Technologies Corp.             5,000         294
                                                -----------
                                                       696

APPAREL - 3.3%
   Liz Claiborne Inc.                    8,200         289
   V.F. Corp.                           16,700         400
                                                -----------
                                                       689

AUTO MANUFACTURERS - 3.3%
   Ford Motor Co.                        9,100         391
   General Motors Corp.                  4,900         285
                                                -----------
                                                       676

AUTO PARTS & EQUIPMENT - 3.7%
   Delphi Automotive Systems Corp.      25,200         367
   TRW Inc.                              9,100         395
   Visteon Corp.                         1,192          14
                                                -----------
                                                       776

BANKS - 6.5%
   Bank of America Corp.                 8,800         378
   Chase Manhattan Corp.                 8,250         380
   KeyCorp                              23,400         412
   SouthTrust Corp.                      7,900         179
                                                -----------
                                                     1,349
CHEMICALS - 2.3%
   Rohm & Haas Co.                      13,500         467

DIVERSIFIED FINANCIAL SERVICES -
1.3%
     Franklin Resources Inc.             9,200         279

ELECTRIC - 4.1%
   FirstEnergy Corp.                    17,900         418
   GPU Inc.                             15,800         428
                                                -----------
                                                       846

ELECTRONICS - 1.6%
   Parker - Hannifin Corp.               9,700         332

FOREST PRODUCTS & PAPER - 3.0%
   Fort James Corp.                     14,500         335
   Mead Corp.                           11,100         280
                                                -----------
                                                       615

HEALTHCARE - 2.3%
   Columbia/HCA Healthcare Corp.        15,500         471

HOME FURNISHINGS - 2.1%
   Maytag Corp.                         12,000         443

HOUSEHOLD PRODUCTS - 1.6%
     Fortune Brands Inc.                14,300         330

INSURANCE - 9.9%
   Aetna Inc.                            7,600         488


                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

   American Financial Group Inc.         8,200  $      203
   American General Corp.                6,900         421
   Cigna Corp.                           5,400         505
   Hartford Financial Services
     Group Inc.                          7,600         425
                                                -----------
                                                     2,042

IRON & STEEL - 1.9%
   Nucor Corp.                          11,700         388

LEISURE TIME - 1.2%
   Brunswick Corp.                      14,900         247

MANUFACTURING - 5.0%
   Cooper Industries Inc.                9,300         303
   ITT Industries Inc.                  10,700         325
   PPG Industries Inc.                   9,100         403
                                                -----------
                                                     1,031

METALS & MINING - 1.8%
   Phelps Dodge Corp.                   10,000         372

OFFICE & BUSINESS EQUIPMENT - 1.7%
   Xerox Corp.                          17,100         355

OIL & GAS PRODUCERS - 6.6%
   Ashland Inc.                         11,300         396
   Chevron Corp.                         2,600         221
   Occidental Petroleum Corp.           18,100         381
   Phillips Petroleum Co.                7,100         360
                                                -----------
                                                     1,358

PACKAGING & CONTAINERS - 0.9%
   Pactiv Corp. (a)                     24,600         194

RETAIL - 5.7%
   Federated Department Stores Inc.
     (a)                                13,200         446
   Kmart Corp. (a)                      61,700         420
   Sears, Roebuck & Co.                  9,800         320
                                                -----------
                                                     1,186

SAVINGS & LOANS - 6.3%
   Charter One Financial Inc.           22,900         527
   Sovereign Bancorp Inc.               43,300         304
    Washington Mutual Inc.              16,300         471
                                                -----------
                                                     1,302

SOFTWARE - 4.4%
     Computer Associates                 9,400         481
International Inc.
     Compuware Corp. (a)                41,000         425
                                                -----------
                                                       906

TELECOMMUNICATIONS - 9.4%
   Bell Atlantic Corp.                   6,700         340
   BellSouth Corp.                       7,000         298
   CenturyTel Inc.                      13,500         388
    GTE Corp.                            7,000         436
    SBC Communications Inc.             11,100         480
                                                -----------
                                                     1,942


                     See notes to the financial statements.

                          PPM AMERICA VALUE EQUITY FUND

                                        SHARES     MARKET
                                          OR        VALUE
                                       PRINCIPAL   (000'S)
                                        AMOUNT
-----------------------------------------------------------

TOBACCO - 2.5%
   Philip Morris Cos. Inc.              19,400  $      515

TRANSPORTATION - 3.9%
   Burlington Northern Santa Fe         16,900         388
   Corp.
   CSX Corp.                            19,700         417
                                                -----------
                                                       805
                                                -----------

     Total Common Stocks
       (cost $25,255)                               20,612
                                                -----------




                                     SHARES OR  MARKET
                                     PRINCIPAL    VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

SHORT TERM INVESTMENT - 0.3%

MONEY MARKET FUND - 0.3%
   Dreyfus Cash Management Plus,
      6.51% (b)                         58,517  $       59
                                                -----------

     Total Short Term Investment
       (cost $59)                                       59
                                                -----------

TOTAL INVESTMENTS - 100%
  (cost $25,314)                                $   20,671
                                                ===========


--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.



                     See notes to the financial statements.

                     PPM AMERICA SMALL CAP VALUE EQUITY FUND

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2000



                                    SHARES OR     MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT      (000'S)
------------------------------------------------------------

COMMON STOCKS - 99.7%

AEROSPACE & DEFENSE - 4.9%
   Alliant Techsystems Inc. (a)          7,800     $   526
   GenCorp Inc.                         58,500         468
                                                ------------
                                                       994

APPAREL - 4.6%
   Garan Inc.                           19,700         446
   Nautica Enterprises Inc. (a)         46,000         491
                                                ------------
                                                       937

AUTO PARTS & EQUIPMENT - 2.9%
   Superior Industries                  22,700         584
   International Inc.

BANKS - 7.5%
   Banknorth Group Inc.                 45,800         701
   CCB  Financial Inc.                   6,800         252
   Hudson United Bancorp                25,500         572
                                                ------------
                                                     1,525

BUILDING MATERIALS - 2.6%
   Omnova Solutions Inc.                85,600         535

CHEMICALS - 2.4%
   Ferro Corp.                          23,100         485

COMMERICAL SERVICES - 2.7%
   Franklin Covey Co. (a)               80,200         556

DIVERSIFIED FINANCIAL SERVICES -
 3.0%
     Neuberger Berman Inc.              13,000         605

ELECTRIC - 3.9%
   Black Hills Corp.                    17,000         384
   Sierra Pacific Resources             32,500         408
                                                ------------
                                                       792

ELECTRICAL COMPONENTS
 & EQUIPMENT - 1.6%
   Lanier Worldwide Inc. (a)           333,400         333

FOOD - 7.1%
    Bob Evans Farms Inc.                43,400         648
    Corn Products International Inc.    19,700         526
    Universal Foods Corp.               15,400         285
                                                ------------
                                                     1,459

HAND & MACHINE TOOLS - 1.6%
   Kennametal Inc.                      15,400         330

HEALTHCARE - 2.9%
   Triad Hospitals Inc. (a)             25,100         607

HOME BUILDERS - 2.4%
   Champion Enterprises Inc. (a)       100,800         492

                                    SHARES OR     MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT      (000'S)
------------------------------------------------------------

HOUSEWARES - 2.3%
   National Presto Industries Inc.      15,100  $      464

INSURANCE - 2.4%
   American Financial Group Inc.        19,700         489

IRON & STEEL - 6.0%
   AK Steel Holding Corp.               74,900         599
   Cleveland-Cliffs Inc.                24,500         633
                                                ------------
                                                     1,232

LEISURE TIME - 2.3%
   Brunswick Corp.                      28,200         467

MACHINERY - 8.6%
   Esterline Technologies Corp. (a)     43,900         653
   Flowserve Corp.                      37,500         567
   Tecumsah Products Co.                14,400         550
                                                ------------
                                                     1,770

MANUFACTURING - 4.8%
   Armstrong Holdings Inc.              28,600         438
   Lancaster Colony Corp.               28,500         547
                                                ------------
                                                       985

MEDIA - 1.9%
     Lee Enterprises Inc.               16,800         392

OFFICE & BUSINESS EQUIPMENT - 3.8%
   Steelcase Inc.                       46,300         787

OIL & GAS PRODUCERS - 5.8%
   Peoples Energy Corp.                 13,200         427
   Ultramar Diamond Shamrock Corp.      20,500         509
   WD - 40 Co.                          12,100         251
                                                ------------
                                                     1,187

SAVINGS & LOANS - 5.3%
   Astoria Financial Corp.              19,000         489
   Sovereign Bancorp Inc.               85,400         601
                                                ------------
                                                     1,090

SHIPBUILDING - 3.0%
   Newport News Shipbuilding Inc.       16,800         618

TRANSPORTATION - 3.4%
   Frozen Food Express Industries       31,100          93
   Inc.
   GATX Corp.                           17,700         602
                                                ------------
                                                       695
                                                ------------

     Total Common Stocks
       (cost $25,461)                               20,410
                                                ------------


                     See notes to the financial statements.

                     PPM AMERICA SMALL CAP VALUE EQUITY FUND

                                    SHARES OR     MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT      (000'S)
------------------------------------------------------------

SHORT TERM INVESTMENT - 0.3%

MONEY MARKET FUND - 0.3%
  Dreyfus Cash Management Plus,
    6.51% (b)                           68,225  $       68
                                                ------------

     Total Short Term Investment
       (cost $68)                                       68
                                                ------------

TOTAL INVESTMENTS - 100%
  (cost $25,529)                                $   20,478
                                                ============




--------------------------------------------------------------------------------
(a)      Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.


                     See notes to the financial statements.

                        PPM AMERICA HIGH YIELD BOND FUND

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2000

                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

CORPORATE BONDS - 93.6%

BANKS - 0.4%
   Sovereign Bancorp
       10.25%, 05/15/2004          $    30,000  $       30
       10.50%, 11/15/2006               70,000          69
                                                -----------
                                                        99

BEVERAGES - 2.0%
   National Wine & Spirits Inc.,
   10.125%,
        01/15/2009                     500,000         485

BUILDING MATERIALS -  8.4%
   Brand Scaffold Services Inc.,
   10.25%,
        02/15/2008                     500,000         439
   Juno Lighting Inc., 11.875%,
        07/01/2009                     400,000         332
   NCI Building Systems Inc.,
   9.25%,
        05/01/2009                     500,000         470
   Nortek Inc., 9.125%, 09/01/2007     500,000         462
   Schuff Steel Co., 10.50%,
   06/01/2008                          500,000         345
                                                -----------
                                                     2,048

CHEMICALS - 2.3%
   Georgia Gulf Corp., 10.375%,
        11/01/2007                     300,000         312
   Lyondell Chemical Co., 9.875%,
        05/01/2007                     250,000         247
                                                -----------
                                                       559

COMMERCIAL SERVICES - 1.9%
   Marsulex Inc., 9.625%, 07/01/2008   500,000         465

COMPUTERS - 0.3%
   Globix Corp., 12.50%, 02/01/2010    100,000          82

DIVERSIFIED FINANCIAL SERVICES -
1.9%
   DVI Inc., 9.875%, 02/01/2004        500,000         455

ENTERTAINMENT - 6.7%
   Alliance Atlantis Communications
        Corp., 13.00%, 12/15/2009      445,000         466
   Hollywood Casino Shreveport/
        Shreveport Capital Corp.,
        13.00%, 08/01/2006 (c)         400,000         425
   Horseshoe Gaming Holdings Corp.,
        8.625%,  05/15/2009            200,000         189
    Imax Corp., 7.875%, 12/01/2005     500,000         453
    Station Casinos Inc.,
        9.875%,  07/01/2001 (c)        100,000         100
                                                -----------
                                                     1,633

FOOD - 3.6%
     Agrilink Foods Inc., 11.875%,
        11/01/2008                     500,000         390
     Canadaigua Brands Inc., 8.625%,
        08/01/2006                     500,000         494
                                                -----------
                                                       884


                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                      AMOUNT     (000'S)
-----------------------------------------------------------

HAND & MACHINE TOOLS - 2.1%
   Applied Power Inc., 8.75%,
        04/01/2009                  $  500,000  $      517

HEALTHCARE - 4.0%
   LifePoint Hospitals Holdings
   Inc.,
        10.75%, 05/15/2009             500,000         515
   Tenet Healthcare Corp., 8.125%,
        12/01/2008                     500,000         458
                                                -----------
                                                       973

HOME BUILDERS - 2.2%
   D.R. Horton Inc., 10.50%,
        04/01/2005                     550,000         553

HOME FURNISHINGS - 1.0%
   Windmere-Durable Holdings Inc.,
        10.00%, 07/31/2008             250,000         245

LODGING - 1.9%
   HMH Properties, 7.875%,             500,000         463
   08/01/2005

MANUFACTURING - 3.3%
   Prestolite Electric Inc.,
   9.625%,
        02/01/2008                     500,000         320
   Repap New Brunswick, 9.00%,
        06/01/2004                     500,000         475
                                                -----------
                                                       795

MEDIA - 6.2%
   Charter Communications, 11.75%,
        01/15/2010                     675,000         384
   Echostar DBS Corp., 9.375%,
        02/01/2009                     400,000         384
   Primedia Inc., 8.50%,
        02/01/2006                     315,000         298
   United Pan - Europe
   Communications,
        13.75%, 02/01/2010             975,000         458
                                                -----------
                                                     1,524

OFFICE & BUSINESS EQUIPMENT - 1.3%
   General Binding Corp., 9.375%,
        06/01/2008                     500,000         325

PACKAGING & CONTAINERS - 6.1%
   Packaging Corporation of
   America,
        9.625%, 04/01/2009             500,000         496
   Riverwood International Corp.,
   10.25%,
        04/01/2006                     500,000         480
   U.S. Can Corp., 10.125%,
        10/15/2006                     500,000         511
                                                -----------
                                                     1,487

RETAIL - 5.2%
     APCOA Inc., 9.25%, 03/15/2008     500,000         176
     Buhrmann U.S. Inc., 12.25%,
        11/01/2009                     400,000         420
     Finlay Enterprises Inc., 9.00%,
        05/01/2008                     500,000         440

                     See notes to the financial statements.

                        PPM AMERICA HIGH YIELD BOND FUND

                                    SHARES OR     MARKET
                                    PRINCIPAL      VALUE
                                     AMOUNTS       (000)
-----------------------------------------------------------

     Jo-Ann Stores Inc., 10.375%,
        05/01/2007                  $  250,000  $      224
                                                -----------
                                                     1,260

SEMICONDUCTORS - 2.1%
   Hadco Corp., 9.50%, 06/15/2008      500,000         503

SOFTWARE - 3.0%
   Covad Communications Group,
   12.00%,
        02/15/2010                     350,000         273
   PSINet Inc., 11.00%, 08/01/2009     500,000         465
                                                -----------
                                                       738

TELECOMMUNICATIONS - 27.7%
   Crown Castle International Corp.,
        10.75%, 08/01/2020             500,000         507
   Focal Communications Corp.,
        11.875% , 01/15/2010 (c)       275,000         276
   Insight Midwest, 9.75%,
        10/01/2009                     500,000         490
   KMC Telecom Holdings Inc.,
   13.50%,
        05/15/2009                     500,000         440
   Knology Holdings Inc., (Step-Up
   Bond),
        11.875%, 10/15/2007 (a)        750,000         405
   Level 3 Communications,
        11.00%, 03/15/2008 (c)         500,000         495
   Metromedia Fiber Network Inc.,
        10.00%, 12/15/2009             500,000         493
     Metronet Communications, 9.95%,
        06/15/2008                     750,000         609
     Nextel Communications Inc.,
        (Step-Up Bond), 9.95%,
        02/15/2008 (a)                 750,000         549
     NEXTLINK Communications Inc.,
        10.75%, 06/01/2009             250,000         246
     Primus Telecommunications
     Group Inc.,
        11.25%, 01/15/2009             250,000         195
     RCN Corp., 10.125%, 01/15/2010    400,000         333



                                    SHARES OR    MARKET
                                    PRINCIPAL     VALUE
                                     AMOUNTS      (000)
-----------------------------------------------------------

   Rogers Cablesystems Ltd., 10.00%,
        12/01/2007                  $  500,000  $      511
   Rogers Cantel Inc., 8.80%,
        10/01/2007                     500,000         498
   Williams Communications Group
   Inc.,
        10.875%, 10/01/2009            500,000         489
     Winstar Communications,
        14.75%, 04/15/2010 (c)         500,000         232
                                                -----------
                                                     6,768
                                                -----------

     Total Corporate Bonds
       (cost $24,644)                               22,861
                                                -----------

GOVERNMENT SECURITIES - 1.0%

SOVEREIGN - 1.0%
   Republic of Argentina, 11.75%,
        04/07/2009                     250,000         233
                                                -----------

     Total Government Securities
       (cost $233)                                     233
                                                -----------

SHORT TERM INVESTMENTS - 5.4%

MONEY MARKET FUNDS - 5.4%
   Dreyfus Cash Management Plus,
        6.51% (b)                    1,253,173       1,253
     Dreyfus Government Cash
Management,
        6.25% (b)                       74,613          75
                                                -----------

     Total Short Term Investments
       (cost $1,328)                                 1,328
                                                -----------


TOTAL INVESTMENTS - 100%
        (cost $26,205)                          $   24,422
                                                ===========

--------------------------------------------------------------------------------
(a) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2000.
(c)      144a security. Certain conditions for public sale may exist.

                     See notes to the financial statements.

                                       14